Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Statement of Cash Flows (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES
Profit of the period	$ 6,642	$ 3,590
Depreciation, amortization and impairment	2,299	2,335
Net finance cost	199	3,372
Income tax expense	1,666	1,420
Other items	(17)	(105)
Cash flow from operating activities before changes in working capital and use of provisions	10,789	10,612
Working capital and provisions	(1,872)	(2,580)
Cash generated from operations	8,917	8,032
Interest paid, net	(2,160)	(2,307)
Dividends received	137	38
Income tax paid	(1,998)	(2,338)
CASH FLOW FROM OPERATING ACTIVITIES	4,896	3,425
INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	230	155
Sale of subsidiaries, net of cash disposed of	92	(2)
Proceeds from SAB transaction-related divestitures		(330)
Taxes on SAB transaction-related divestitures		(100)
Acquisition of subsidiaries, net of cash acquired	(342)	(70)
Acquisition of property, plant and equipment and of intangible assets	(1,729)	(2,127)
Net of tax proceeds from the sale of assets held for sale	2	67
Net proceeds from sale/(acquisition) of investment in short-term debt securities	(1)	1,299
Net proceeds from sale/(acquisition) of other assets	(7)	(69)
Net repayments/(payments) of loans granted		(73)
CASH FLOW FROM INVESTING ACTIVITIES	(1,755)	(1,250)
FINANCING ACTIVITIES
Purchase of non-controllinginterest		(930)
Proceeds from borrowings	22,011	23,767
Payments on borrowings	(20,600)	(22,064)
Cash net finance (cost)/income other than interests	(784)	(262)
Payment on lease liabilities	(235)	(222)
Dividends paid	(2,389)	(5,132)
CASH FLOW FROM FINANCING ACTIVITIES	(1,997)	(4,843)
Net increase/(decrease) in cash and cash equivalents	1,144	(2,668)
Cash and cash equivalents less bank overdrafts at beginning of year	6,960	10,355
Effect of exchange rate fluctuations	(30)	211
Cash and cash equivalents less bank overdrafts at end of period	8,074	7,898
Anheuser- Busch InBev SA/NV [member]
OPERATING ACTIVITIES
Profit of the period	6,055	2,954
Depreciation, amortization and impairment	84	77
Net finance cost	264	101
Investment income	(6,342)	(2,891)
Other items	70	71
Cash flow from operating activities before changes in working capital and use of provisions	131	313
Working capital and provisions	7	(104)
Cash generated from operations	138	209
Interest paid, net	(385)	(297)
Dividends received	5,049
CASH FLOW FROM OPERATING ACTIVITIES	4,802	(88)
INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	2
Acquisition of property, plant and equipment and of intangible assets	(88)	(64)
Net proceeds from sale/(acquisition) of investment in short-term debt securities		1,300
Net repayments/(payments) of loans granted	1,652	3,437
CASH FLOW FROM INVESTING ACTIVITIES	1,566	4,673
FINANCING ACTIVITIES
Intra-group capital reimbursements		(6)
Proceeds from borrowings	3,237	8,396
Payments on borrowings	(9,119)	(10,995)
Cash net finance (cost)/income other than interests	(274)	183
Dividends paid	(2,266)	(4,474)
CASH FLOW FROM FINANCING ACTIVITIES	(8,422)	(6,896)
Net increase/(decrease) in cash and cash equivalents	(2,054)	(2,311)
Cash and cash equivalents less bank overdrafts at beginning of year	(5,445)	(74)
Effect of exchange rate fluctuations	(121)	(353)
Cash and cash equivalents less bank overdrafts at end of period	(7,620)	(2,738)
Anheuser Busch InBev Worldwide Inc. [member]
OPERATING ACTIVITIES
Profit of the period	25	925
Net finance cost	1,033	1,703
Income tax expense	(102)	(155)
Investment income	(418)	(2,060)
Cash flow from operating activities before changes in working capital and use of provisions	538	413
Working capital and provisions	809	815
Cash generated from operations	1,347	1,228
Interest paid, net	(1,314)	(1,502)
CASH FLOW FROM OPERATING ACTIVITIES	33	(274)
INVESTING ACTIVITIES
Net repayments/(payments) of loans granted	(5,252)	2,106
CASH FLOW FROM INVESTING ACTIVITIES	(5,252)	2,106
FINANCING ACTIVITIES
Proceeds from borrowings	17,820	7,414
Payments on borrowings	(12,569)	(8,901)
Cash net finance (cost)/income other than interests	(36)
CASH FLOW FROM FINANCING ACTIVITIES	5,215	(1,487)
Net increase/(decrease) in cash and cash equivalents	(4)	345
Cash and cash equivalents less bank overdrafts at beginning of year	4	242
Cash and cash equivalents less bank overdrafts at end of period	1	587
Anheuser Busch InBev Finance Inc. [member]
OPERATING ACTIVITIES
Profit of the period	78	7
Net finance cost	(84)	(10)
Income tax expense	6	3
Interest paid, net	13	37
Income tax paid	(1)	(6)
CASH FLOW FROM OPERATING ACTIVITIES	12	31
INVESTING ACTIVITIES
Net repayments/(payments) of loans granted	8,079	5,802
CASH FLOW FROM INVESTING ACTIVITIES	8,079	5,802
FINANCING ACTIVITIES
Payments on borrowings	(8,028)	(5,737)
CASH FLOW FROM FINANCING ACTIVITIES	(8,028)	(5,737)
Net increase/(decrease) in cash and cash equivalents	63	96
Cash and cash equivalents less bank overdrafts at beginning of year	29	9
Cash and cash equivalents less bank overdrafts at end of period	92	105
Anheuser Busch Companies [member]
OPERATING ACTIVITIES
Profit of the period	1,015	2,846
Depreciation, amortization and impairment	395	418
Net finance cost	484	(1,522)
Income tax expense	373	425
Investment income	(216)	(168)
Other items	62	(13)
Cash flow from operating activities before changes in working capital and use of provisions	2,113	1,985
Working capital and provisions	(705)	(611)
Cash generated from operations	1,408	1,374
Interest paid, net	(174)	32
Dividends received	280
Income tax paid	(294)	(455)
CASH FLOW FROM OPERATING ACTIVITIES	1,220	951
INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	33	11
Sale of subsidiaries, net of cash disposed of	6
Proceeds from SAB transaction-related divestitures		(1,236)
Acquisition of property, plant and equipment and of intangible assets	(161)	(582)
Net of tax proceeds from the sale of assets held for sale		31
Net proceeds from sale/(acquisition) of other assets	(3)	(17)
Net repayments/(payments) of loans granted	6,095	10,875
CASH FLOW FROM INVESTING ACTIVITIES	5,970	9,082
FINANCING ACTIVITIES
Intra-group capital reimbursements	(267)
Proceeds from borrowings	5,184	1,504
Payments on borrowings	(11,977)	(12,260)
Cash net finance (cost)/income other than interests	66	(7)
Payment on lease liabilities	(39)	(28)
Dividends paid	(286)
CASH FLOW FROM FINANCING ACTIVITIES	(7,319)	(10,791)
Net increase/(decrease) in cash and cash equivalents	(129)	(758)
Cash and cash equivalents less bank overdrafts at beginning of year	583	1,872
Cash and cash equivalents less bank overdrafts at end of period	455	1,114
Subsidiary Guarantors [member]
OPERATING ACTIVITIES
Profit of the period	640	490
Net finance cost	(103)	(47)
Income tax expense	2	1
Investment income	(258)	(443)
Other items	1
Cash flow from operating activities before changes in working capital and use of provisions	12	(1)
Working capital and provisions	(13)	(11)
Cash generated from operations	(1)	(12)
Interest paid, net	(88)	76
Income tax paid	(4)	(4)
CASH FLOW FROM OPERATING ACTIVITIES	(93)	60
INVESTING ACTIVITIES
Acquisition of subsidiaries, net of cash acquired	3
Net repayments/(payments) of loans granted	8,487	375
CASH FLOW FROM INVESTING ACTIVITIES	8,490	375
FINANCING ACTIVITIES
Proceeds from borrowings	2,179	251
Payments on borrowings	(2,235)
Cash net finance (cost)/income other than interests	(34)	132
Dividends paid	(5,049)
CASH FLOW FROM FINANCING ACTIVITIES	(5,139)	383
Net increase/(decrease) in cash and cash equivalents	3,258	818
Cash and cash equivalents less bank overdrafts at beginning of year	3,486	530
Effect of exchange rate fluctuations	126	(51)
Cash and cash equivalents less bank overdrafts at end of period	6,870	1,297
Non-Guarantors [member]
OPERATING ACTIVITIES
Profit of the period	10,350	3,708
Depreciation, amortization and impairment	1,820
Net finance cost	(1,395)
Income tax expense	1,387
Investment income	(4,017)	(1,778)
Other items	(150)	(163)
Cash flow from operating activities before changes in working capital and use of provisions	7,995	7,902
Working capital and provisions	(1,884)	(2,669)
Cash generated from operations	6,111	5,233
Interest paid, net	(249)	(653)
Dividends received	425	38
Income tax paid	(1,699)	(1,873)
CASH FLOW FROM OPERATING ACTIVITIES	4,588	2,745
INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	195	144
Sale of subsidiaries, net of cash disposed of	86	(2)
Proceeds from SAB transaction-related divestitures		1,166
Taxes on SAB transaction-related divestitures		(330)
Acquisition of subsidiaries, net of cash acquired	(345)	(100)
Acquisition of property, plant and equipment and of intangible assets	(1,480)	(1,481)
Net of tax proceeds from the sale of assets held for sale	2	36
Net proceeds from sale/(acquisition) of investment in short-term debt securities	(1)	(1)
Net proceeds from sale/(acquisition) of other assets	(4)	(52)
Net repayments/(payments) of loans granted	19,848	(22,210)
CASH FLOW FROM INVESTING ACTIVITIES	18,301	(22,830)
FINANCING ACTIVITIES
Intra-group capital reimbursements	267	6
Purchase of non-controllinginterest		(930)
Proceeds from borrowings	915	46,765
Payments on borrowings	(22,994)	(25,311)
Cash net finance (cost)/income other than interests	(461)	(450)
Payment on lease liabilities	(196)	(194)
Dividends paid	(405)	(658)
CASH FLOW FROM FINANCING ACTIVITIES	(22,874)	19,228
Net increase/(decrease) in cash and cash equivalents	15	(857)
Cash and cash equivalents less bank overdrafts at beginning of year	8,303	7,776
Effect of exchange rate fluctuations	(41)	609
Cash and cash equivalents less bank overdrafts at end of period	8,277	7,528
Eliminations [member]
OPERATING ACTIVITIES
Profit of the period	(11,519)	(7,340)
Income tax expense		(8)
Investment income	11,519	7,340
Cash flow from operating activities before changes in working capital and use of provisions		(8)
Working capital and provisions	(86)	8
Cash generated from operations	(86)
Interest paid, net	37
Dividends received	(5,617)
CASH FLOW FROM OPERATING ACTIVITIES	(5,666)
INVESTING ACTIVITIES
Net repayments/(payments) of loans granted	(38,909)	(458)
CASH FLOW FROM INVESTING ACTIVITIES	(38,909)	(458)
FINANCING ACTIVITIES
Proceeds from borrowings	(7,324)	(40,563)
Payments on borrowings	46,322	41,140
Cash net finance (cost)/income other than interests	(45)	(120)
Dividends paid	5,617
CASH FLOW FROM FINANCING ACTIVITIES	44,570	457
Net increase/(decrease) in cash and cash equivalents	(5)	(1)
Effect of exchange rate fluctuations	(8)	6
Cash and cash equivalents less bank overdrafts at end of period	$ 3	$ 5